Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Growth and Income Fund - Investor Shares | Vanguard Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	$ 35
3 YEAR	109
5 YEAR	191
10 YEAR	431
Vanguard Growth and Income Fund - Admiral Shares | Vanguard Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293
Vanguard Structured Large-Cap Equity Fund - Institutional Shares | Vanguard Structured Large-Cap Equity Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares | Vanguard Structured Large-Cap Equity Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Structured Broad Market Fund - Institutional Shares | Vanguard Structured Broad Market Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Structured Broad Market Fund - Institutional Plus Shares | Vanguard Structured Broad Market Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	$ 217